Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 28, 2013
Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following as of year-end 2013 and 2012:

	2013	2012
Trade accounts receivable	$85,188	$88,637
Retention receivables	15,966	13,181
Receivables from related parties	202	1,871

Accounts receivable	101,356	103,689
Less: Allowance for doubtful accounts	(2,019)	(3,391)

Accounts receivable, net	$99,337	$100,298

Continental Cement Company, L.L.C. [Member]
Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following as of year-end 2013 and 2012:

	2013	2012
Trade accounts receivable from unaffiliated entities	$6,961	$8,859
Trade accounts receivable from related parties	422	1,193

Accounts receivable	7,383	10,052
Less: allowance for doubtful accounts	(30)	(128)

Accounts receivable, net	$7,353	$9,924